Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets and Liability Measured at Fair Value
The following table presents information about the Company’s assets and liability measured at fair value on a recurring basis:

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Investments	$1,895	$—	$248,453	$250,348
Total assets	$1,895	$—	$248,453	$250,348

Liabilities
Contingent consideration	$—	$—	$9,489	$9,489
Recapitalization investment portfolio liability	—	—	191,678	191,678
Total liabilities	$—	$—	$201,167	$201,167

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Investments	$9,591	$—	$256,124	$265,715
Total assets	$9,591	$—	$256,124	$265,715

Liability
Recapitalization investment portfolio liability	$—	$—	$198,524	$198,524
Total liability	$—	$—	$198,524	$198,524

Fair Value Measurement Inputs and Valuation Techniques
The following table summarizes the Company’s quantitative information about the fair value measurements of Auven and venBio at the dates indicated:

	Quantitative Information About Level 3 Fair Value Measurements for December 31, 2019
Description	Fair Value	Valuation Technique	Unobservable Input	Range of Rates
Fair value option investments	$243,067	Market evaluation/pricing models	Discount for lack of marketability	10.0% - 30.0%
		Recent acquisition transactions	Discount for lack of control	20.0% - 35.0%

	Quantitative information about Level 3 Fair Value Measurements for December 31, 2018
Description	Fair Value	Valuation Technique	Unobservable Input	Range of Rates
Fair value option investments	$253,995	Market evaluation/pricing models	Discount for lack of marketability	12.5% - 27.5%
		Recent acquisition transactions	Discount for lack of control	25.0% - 30.0%

Fair Value Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Changes in fair value of the Company’s investments measured on a recurring basis using significant unobservable inputs (Level 3) were as follows:

	2019	2018
Balance as of January 1,	$256,124	$272,431
Reclassifications from cost method to fair value method	—	3,610
Recognized fair value (loss) gain	(11,288)	9,691
Cash distributions received	(452)	(27,778)
Capital contributions paid	4,069	1,546
Transfer out to Level 1	—	(3,376)
Balance as of December 31,	$248,453	$256,124

Fair Value Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Changes in fair value of the Recapitalization Investment Portfolio Liability measured on a recurring basis using significant unobservable inputs (Level 3) were as follows:

	2019	2018
Balance as of January 1,	$198,524	$206,507
Recapitalization investment portfolio consideration change in value	(6,846)	7,849
Cash distributions paid	—	(15,832)
Balance as of December 31,	$191,678	$198,524

Fair Value by Balance Sheet Grouping
The following table presents information about the carrying value and estimated fair value of the Company’s financial instruments on the dates set forth below:

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$345,187	$345,187	$553,066	$553,066
Liabilities:
Term Loan	3,096,429	3,111,911	3,128,552	2,933,299
OpCo Notes	1,125,000	1,164,566	1,125,000	1,077,874
Initial HoldCo Notes	550,000	559,873	550,000	531,878
Additional HoldCo Notes	900,000	915,120	—	—
Other debt	5,707	5,707	8,950	8,950